PREPAYMENTS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2022
PREPAYMENTS AND OTHER CURRENT ASSETS
PREPAYMENTS AND OTHER CURRENT ASSETS

11.    PREPAYMENTS AND OTHER CURRENT ASSETS

Prepayments and other current assets are consisted of the follows (RMB in thousands):

	As of December 31,
	2021	2022
	RMB	RMB
Value-added tax deductible (a)	1,705,159	1,374,909
Deposit for customer duty, bidding and others	142,442	181,371
Prepayment for income tax and deferred charges	129,931	233,744
Receivables related to disposal of land use rights and property, plant and equipment (b)	111,804	378,900
Receivables related to discount from a supplier	110,050	324,002
Prepayment of electricity and others	91,334	153,021
Prepaid insurance premium	6,675	7,281
Employee advances (c)	6,274	3,944
Refund receivable of U.S. countervailing duties and anti-dumping duties (Note 16)	—	480,535
Rental deposit and prepayment	3,606	1,643
Receivable of option exercised	1,169	—
Prepaid professional service fee	307	—
Loan receivable (d)	—	23,459
Others	131,827	136,212
Less: Allowance for credit losses	(5,521)	(8,118)
Total	2,435,057	3,290,903
(a)	Value-added tax deductible represented the balance that the Group can utilize to deduct its value-added tax liability within the next 12 months.
(b)	Represented the receivables related to disposition of certain equipment for the purpose of upgrading manufacturing facilities and receivables related to disposition of certain land use rights.
(c)	As of December 31, 2021 and 2022, all of the employee advances were business related, interest-free, not collateralized and will be repaid or settled within one year from the respective balance sheet dates.
(d)	Represented an interest-free half-year loan of RMB23 million provided by Qinghai Jinko in 2022 to a third-party company.

The following table summarizes the activity in the allowance for credit losses related to prepayments and other current assets for the year ended December 31, 2022 (RMB in thousands):

For year ended December 31,
2022
RMB
At beginning of year	5,521
Impact of adopting ASC Topic 326	—
Addition	2,597
Reverse	—
At end of year	8,118